Environmental Liabilities - Additional Information (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Environmental Liabilities [Line Items]
Long-term inflation rate assumption of current costs	2.00%
Reduction of environmental liability due to revaluation adjustment	CAD (23)	CAD (20)
Minimum [Member]
Environmental Liabilities [Line Items]
Future environmental expenditure discount rate	2.00%
Maximum [Member]
Environmental Liabilities [Line Items]
Future environmental expenditure discount rate	6.30%
PCB [Member]
Environmental Liabilities [Line Items]
Reduction of environmental liability due to revaluation adjustment	CAD (24)	(33)
Land Assessment and Remediation [Member]
Environmental Liabilities [Line Items]
Reduction of environmental liability due to revaluation adjustment	CAD 1	CAD 13